TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES

5       TRADE AND OTHER RECEIVABLES

Trade and other receivables consisted of the following items as of December 31:

	2025	2024
Trade receivables (gross)	54	55
Expected credit losses	(18)	(15)
Trade receivables (net)	36	40

Other receivables, net of expected credit losses allowance	1	—
Total trade and other receivables	37	40

The following table summarizes the movement in the allowance for expected credit losses for the year ended December 31:

	2025	2024
Balance as of January 1	15	14
Accruals for expected credit losses	2	3
Foreign currency translation adjustment	—	(1)
Other movements	1	(1)
Balance as of December 31	18	15

Set out below is the information about the Group’s trade receivables (including contract assets) using a provision matrix:

		Days past due
	Current	< 30 days	Between 31 and 120 days	> 120 days	Total
December 31, 2025
Expected loss rate, %	3%	0%	33%	100%	—
Trade receivables	31	4	3	16	54
Expected credit losses	(1)	—	(1)	(16)	(18)
Trade receivables, net	30	4	2	—	36
		Days past due
	Current	< 30 days	Between 31 and 120 days	> 120 days	Total
December 31, 2024
Expected loss rate, %	3%	0%	33%	100%	—
Trade receivables	35	4	3	13	55
Expected credit losses	(1)	—	(1)	(13)	(15)
Trade receivables, net	34	4	2	—	40

ACCOUNTING POLICIES

Trade and other receivables

Trade and other receivables are measured at amortized cost and include invoiced/contractual amounts less expected credit losses.

Expected credit losses

Credit risk is discussed in Note 16.